Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Details of trade and other payables

	As of December 31,
(in thousands of euros)	2023	2022
Fixed asset payables	173	228
Accrued expenses - clinical trials	11,369	5,394
Trade payables & other accruals	6,695	3,999
Total trade and other payables	18,237	9,621

Disclosure of other current liabilities	Other current liabilities

	As of December 31,
(in thousands of euros)	2023	2022
Tax liabilities	451	358
Payroll tax and other payroll liabilities	6,928	6,237
Other payables	247	260
Other current liabilities	7,627	6,855

Disclosure of deferred income and contract liabilities	Deferred income and contract liabilities

	As of December 31,
(in thousands of euros)	2023	2022
Deferred income	128	55
Current Contract liabilities	18,100	16,518
Deferred income and current contract liabilities	18,228	16,573